UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       Oppenheimer New York Municipal Fund
       Two World Trade Center
       New York, NY  10048-0203

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of
       the issuer, check the box but do not list series or classes):      / X /

       Oppenheimer New York Municipal Fund

3.     Investment Company Act File Number:          811-4054
       Securities Act File Number:                  2-91683

4(a). Last day of fiscal year for which this Form is filed:             9/30/97

4(b).  /  / Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  /  / Check box if this is the last time the issuer will be filing this
           Form.

5. Calculation of registration fee:

      (i)    Aggregate  sale price of  securities  sold  during the fiscal  year
             pursuant to section 24(f):                          $103,612,806


      (ii)   Aggregate  price of securities  redeemed or repurchased  during the
             fiscal year:                                         $150,153,414

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:                                          $ -0-

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                       -$150,153,414

      (v)    Net sales - if Item 5(i) is greater than Item  5(iv)[subtract  Item
             5(iv) from Item 5(i)]:                               $ -0-

      (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                  $(46,540,608)

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                     x 1/3400

      (viii) Registration fee due [multiple Item 5(v) by Item 5(vii)] (enter "0"
             if no fee is due):                                    = $-0-
                                                                   ============
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 4,470,995. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 3,105,067.

7.    Interest  due -- if this Form is being  filed  more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):           N/A


8.    Total of the  amount of the  registration  fee due plus any  interest  due
      [line 5(viii) plus line 7]:                                    = -0-
                                                                  =============

9.    Date  the  registration  fee  and any  interest  payment  was  sent to the
      Commission's lockbox depository:                               N/A


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:    /s/ Robert J. Bishop
       Robert J. Bishop, Assistant Treasurer

Date:  December 23, 1997

cc:   R. Feiman, Esq.
      Katherine P. Feld, Esq.
      Gloria LaFond